Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Revenues
Loans held-for-sale	SFr (1,675)	SFr (133)	SFr (90)
Long-lived assets held-for-sale	0	355	232
Equity method investments	(138)	167	60
Other investments	(660)	(38)	256
Other	15,712	1,129	1,108
Other revenues	SFr 13,239	SFr 1,480	SFr 1,566